Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.36%
Agricultural & Farm Machinery–1.10%
AGCO Corp.(b)	674,415	$76,485,405
Application Software–0.35%
AppLovin Corp., Class A(c)	50,748	24,009,386
Cargo Ground Transportation–2.91%
Knight-Swift Transportation Holdings, Inc.(b)	1,407,851	77,572,590
Saia, Inc.(b)(c)	369,212	123,638,023
		201,210,613
Communications Equipment–1.05%
Lumentum Holdings, Inc.(c)	186,198	72,959,824
Construction & Engineering–0.84%
AECOM	600,067	57,864,461
Construction Machinery & Heavy Transportation Equipment– 1.25%
Oshkosh Corp.(b)	603,713	86,826,004
Construction Materials–1.05%
James Hardie Industries PLC (Australia)(b)(c)	3,174,686	72,986,031
Copper–1.52%
Freeport-McMoRan, Inc.	1,743,726	105,024,617
Diversified Banks–2.54%
Fifth Third Bancorp	1,220,921	61,314,652
U.S. Bancorp	2,040,133	114,471,863
		175,786,515
Diversified Chemicals–0.39%
Huntsman Corp.	2,490,440	26,946,561
Diversified Metals & Mining–2.30%
Anglo American PLC (South Africa)	962,717	44,639,071
Teck Resources Ltd., Class B (Canada)	2,136,721	114,870,121
		159,509,192
Electric Utilities–2.18%
NRG Energy, Inc.	987,583	150,734,793
Electrical Components & Equipment–4.56%
Generac Holdings, Inc.(c)	548,373	92,148,599
Regal Rexnord Corp.	655,661	105,889,252
Vertiv Holdings Co., Class A	631,130	117,503,783
		315,541,634
Electronic Components–3.93%
Coherent Corp.(c)	1,283,636	272,361,886
Electronic Equipment & Instruments–1.16%
Zebra Technologies Corp., Class A(c)	342,282	80,429,424
Environmental & Facilities Services–1.90%
Rentokil Initial PLC (United Kingdom)	21,242,952	131,851,077
Shares		Value
Fertilizers & Agricultural Chemicals–0.90%
Corteva, Inc.	507,134	$36,919,355
Mosaic Co. (The)	933,780	25,678,950
		62,598,305
Food Distributors–0.51%
Performance Food Group Co.(b)(c)	369,273	35,247,108
Gold–1.58%
Newmont Corp.	971,491	109,147,014
Health Care Equipment–6.99%
Becton, Dickinson and Co.	505,272	102,812,746
Globus Medical, Inc., Class A(c)	1,403,820	127,298,398
Hologic, Inc.(c)	628,638	47,103,845
Medtronic PLC	1,265,235	130,268,596
Zimmer Biomet Holdings, Inc.	880,901	76,700,050
		484,183,635
Hotels, Resorts & Cruise Lines–3.22%
Airbnb, Inc., Class A(c)	632,727	81,855,892
Expedia Group, Inc.	434,416	115,050,733
Travel + Leisure Co.	374,942	26,073,467
		222,980,092
Industrial Machinery & Supplies & Components–1.20%
Middleby Corp. (The)(c)	564,029	83,008,148
Insurance Brokers–1.38%
Willis Towers Watson PLC	300,580	95,425,133
Integrated Oil & Gas–0.65%
Cenovus Energy, Inc. (Canada)	2,282,597	45,012,813
Interactive Home Entertainment–2.01%
Electronic Arts, Inc.	683,814	139,443,351
Interactive Media & Services–0.72%
Match Group, Inc.	1,600,971	49,870,247
Investment Banking & Brokerage–0.57%
Goldman Sachs Group, Inc. (The)	42,509	39,763,344
Life & Health Insurance–1.88%
Globe Life, Inc.	926,858	129,964,029
Life Sciences Tools & Services–4.69%
Avantor, Inc.(c)	3,219,794	35,160,150
Charles River Laboratories International, Inc.(c)	695,387	146,365,056
ICON PLC(b)(c)	796,181	143,511,625
		325,036,831
Managed Health Care–1.32%
Elevance Health, Inc.	264,488	91,444,081
Metal, Glass & Plastic Containers–1.06%
Crown Holdings, Inc.	703,981	73,692,731
Oil & Gas Exploration & Production–4.82%
Antero Resources Corp.(b)(c)	1,809,943	65,827,627
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
ARC Resources Ltd. (Canada)	3,009,530	$55,851,961
EQT Corp.	1,690,354	97,584,137
Expand Energy Corp.	554,681	62,351,691
Range Resources Corp.	1,377,301	52,130,843
		333,746,259
Oil & Gas Refining & Marketing–1.40%
Phillips 66	675,564	96,983,968
Paper & Plastic Packaging Products & Materials–1.09%
Sealed Air Corp.	1,802,671	75,495,861
Regional Banks–9.05%
Citizens Financial Group, Inc.	1,608,153	101,281,476
Huntington Bancshares, Inc.	8,156,661	142,578,434
M&T Bank Corp.	320,292	70,967,099
Pinnacle Financial Partners, Inc.	1,019,603	96,954,049
Webster Financial Corp.	1,185,578	77,975,465
Western Alliance Bancorporation	1,538,686	137,173,857
		626,930,380
Research & Consulting Services–3.43%
Amentum Holdings, Inc.(b)(c)	2,397,059	85,766,771
Jacobs Solutions, Inc.	509,345	68,894,004
KBR, Inc.	1,930,122	82,628,523
		237,289,298
Semiconductor Materials & Equipment–5.78%
Entegris, Inc.	1,342,989	158,566,711
MKS, Inc.	1,027,975	241,995,595
		400,562,306
Semiconductors–6.86%
Marvell Technology, Inc.	1,138,308	89,835,267
Microchip Technology, Inc.	2,228,179	169,163,350
Rambus, Inc.(c)	687,356	78,241,733
STMicroelectronics N.V., New York Shares (France)(b)	4,941,094	137,807,112
		475,047,462
Shares		Value
Silver–0.62%
Pan American Silver Corp. (Canada)	779,531	$42,562,393
Trading Companies & Distributors–1.98%
WESCO International, Inc.	473,030	136,909,073
Transaction & Payment Processing Services–1.62%
Fidelity National Information Services, Inc.	958,713	52,968,893
Fiserv, Inc.(c)	929,828	59,257,939
		112,226,832
Total Common Stocks & Other Equity Interests (Cost $4,763,330,320)		6,535,098,117
Money Market Funds–5.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	122,802,928	122,802,928
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	227,925,449	227,925,449
Total Money Market Funds (Cost $350,728,376)		350,728,377
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.43% (Cost $5,114,058,696)		6,885,826,494
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.01%
Invesco Private Government Fund, 3.65%(d)(e)(f)	19,446,040	19,446,040
Invesco Private Prime Fund, 3.80%(d)(e)(f)	50,551,167	50,566,332
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,012,372)		70,012,372
TOTAL INVESTMENTS IN SECURITIES–100.44% (Cost $5,184,071,068)		6,955,838,866
OTHER ASSETS LESS LIABILITIES—(0.44)%		(30,200,904)
NET ASSETS–100.00%		$6,925,637,962
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,359,235	$574,642,684	$(519,198,991)	$-	$-	$122,802,928	$2,240,448
Invesco Treasury Portfolio, Institutional Class	124,958,591	1,067,193,557	(964,226,699)	-	-	227,925,449	4,113,563
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$29,173,171	$714,298,943	$(724,026,074)	$-	$-	$19,446,040	$1,477,655*
Invesco Private Prime Fund	75,946,251	1,587,803,930	(1,613,201,497)	4,462	13,186	50,566,332	4,034,183*
Total	$297,437,248	$3,943,939,114	$(3,820,653,261)	$4,462	$13,186	$420,740,749	$11,865,849

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/23/2026	Canadian Imperial Bank of Commerce	USD	3,218,116	GBP	2,395,845	$60,166
02/23/2026	J.P. Morgan Chase Bank, N.A.	USD	3,516,379	GBP	2,616,861	64,322
Subtotal—Appreciation						124,488
Currency Risk
02/23/2026	Barclays Bank PLC	GBP	2,947,120	USD	3,977,484	(55,118)
02/23/2026	J.P. Morgan Chase Bank, N.A.	GBP	1,651,300	USD	2,214,466	(45,040)
02/23/2026	Morgan Stanley and Co. International PLC	USD	2,030,461	GBP	1,471,543	(16,920)
02/23/2026	Royal Bank of Canada	GBP	134,278,299	USD	180,610,257	(3,125,354)
Subtotal—Depreciation						(3,242,432)
Total Forward Foreign Currency Contracts						$(3,117,944)

Abbreviations:
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,358,607,969	$176,490,148	$—	$6,535,098,117
Money Market Funds	350,728,377	70,012,372	—	420,740,749
Total Investments in Securities	6,709,336,346	246,502,520	—	6,955,838,866
Other Investments - Assets*
Forward Foreign Currency Contracts	—	124,488	—	124,488
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(3,242,432)	—	(3,242,432)
Total Other Investments	—	(3,117,944)	—	(3,117,944)
Total Investments	$6,709,336,346	$243,384,576	$—	$6,952,720,922

*	Unrealized appreciation (depreciation).
Invesco Value Opportunities Fund